Nov. 01, 2019
Premise Capital Frontier Advantage Diversified Tactical ETF
Premise Capital Frontier Advantage Diversified Tactical ETF
Premise Capital Frontier Advantage Diversified Tactical ETF (TCTL)
(the “Fund”)

October 18, 2019

Supplement to the Summary Prospectus,
Prospectus, and Statement of Additional Information,
each dated January 31, 2019

Effective November 1, 2019, the Fund’s name will change to the “Premise Capital Diversified Tactical ETF”. All references in the Summary Prospectus, Prospectus, and Statement of Additional Information to the Fund’s previous name are replaced with the new name.

Also effective November 1, 2019, the size of Creation Units (as defined in the Summary Prospectus, Prospectus, and SAI) for the Fund will be 25,000 shares.

Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.